Consolidated Statements of Cash Flows (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2009
Senior Secured Notes issued in exchange for unsecured senior notes (in Dollars)		$ 29,300
Senior Secured Notes stated interest rate		18.00%
Unsecured senior notes exchanged for Senior Secured Notes issued (in Dollars)		71,400
Noncash aquisition - increase in inventory (in Dollars)	9,500
Noncash aquisition - increase in non-recourse land mortgages (in Dollars)	18,500
Noncash aquisition - decrease in other liabilities (in Dollars)	$ 9,000